                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number:                  28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Vice President
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[      ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  X   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28-5194                        General Re - New England Asset
                                          Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:




Number of Other Included Managers:                     18
                                                   -----------

Form 13F Information Table Entry Total:                61
                                                   -----------

Form 13F Information Table Value Total:            $31,619,703
                                                   -----------
                                                   (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in three securities (First Data Corporation, Gap Inc. and US Bancorporation) included in its September 30, 2000 public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.     FORM 13F FILE NUMBER      NAME
---     --------------------      ----
1.      28-5678                   Berkshire Hathaway Life Insurance Co.
                                  of Nebraska
2.      28-5676                   BHG Life Insurance Co.
3.      28-719                    Blue Chip Stamps
4.      28-554                    Buffett, Warren E.
5.      28-1517                   Columbia Insurance Co.
6.      28-2226                   Cornhusker Casualty Co.
7.      28-6102                   Cypress Insurance Co.
8.      28-852                    GEICO Corp.
9.      28-101                    Government Employees Ins. Corp.
10.     28-1066                   National Fire & Marine
11.     28-718                    National Indemnity Co.
12.     28-5006                   National Liability & Fire Ins. Co.
13.     28-6104                   Nebraska Furniture Mart
14.     28-717                    OBH Inc.
15.     28-2740                   Plaza Investment Managers
16.     28-1357                   Wesco Financial Corp.
17.     28-3091                   Wesco Financial Ins. Co.
18.     28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2000

                                                                         Column 6
                                                                        Investment
                                                                        Discretion                               Column 8
                                            Column 4     Column 5   --------------------                     Voting Authority
                    Column 2   Column 3      Market     Shares or          (b)     (c)     Column 7     ---------------------------
Column 1            Title of     CUSIP       Value       Principal  (a)  Shared- Shared-    Other          (a)       (b)     (c)
Name of Issuer        Class     Number   (In Thousands)  Amount $   Sole Defined  Other    Managers        Sole     Shared   None
--------------      -------- ----------- -------------- ----------- ---- ------- -------  ------------  ----------- ------ --------
American Express
   Co.                Com    025816 10 9    946,364      17,225,400         X             4, 5, 14       17,225,400
                                            439,225       7,994,634         X             4, 10, 14       7,994,634
                                          6,606,858     120,255,879         X             4, 11, 14     120,255,879
                                            106,754       1,943,100         X             4, 3, 14,
                                                                                            16, 17, 18    1,943,100
                                             76,900       1,399,713         X             4, 13, 14       1,399,713
                                            153,391       2,791,974         X             4, 14           2,791,974
Block H & R           Com    093671 10 5    318,523       7,697,500         X             4, 11, 14       7,697,500
Citigroup             Com    172967 10 1      3,172          62,121         X             4, 1, 2,
                                                                                            6, 11, 14        62,121
                                            231,733       4,538,438         X             4, 11, 14       4,538,438
Coca Cola             Com    191216 10 0     24,376         400,000         X             4, 14             400,000
                                            108,229       1,776,000         X             4, 12, 14       1,776,000
                                            439,109       7,205,600         X             4, 3, 14,
                                                                                            16, 17, 18    7,205,600
                                          2,446,229      40,141,600         X             4, 5, 14       40,141,600
                                          8,528,285     139,945,600         X             4, 11, 14     139,945,600
                                            556,943       9,139,200         X             4, 10, 14       9,139,200
                                             55,577         912,000         X             4, 7, 14          912,000
                                             29,251         480,000         X             4, 13, 14         480,000
Walt Disney Company   Com    254687106        9,213         318,342         X             4, 1, 2, 6,
                                                                                             11,14          318,342

Dun & Bradstreet
   Corp.              Com    26483E 10 0    208,855       8,070,150         X             4, 11, 14       8,070,150
                                            101,705       3,929,850         X             4, 8, 9,
                                                                                            11, 14, 15    3,929,850
Furniture Brands
   Int'l              Com    360921 10 0     16,747         795,200         X             4, 11, 14         795,200
GATX Corp.            Com    361448 10 3    226,490       4,540,700         X             4, 11, 14       4,540,700
                                            139,664       2,800,000         X             4, 8, 9,
                                                                                            11, 14, 15    2,800,000
Gannett Inc.          Com    364730 10 1    229,337       3,636,800         X             4, 11, 14       3,636,800
The Gillette Co.      Com    375766 10 2  2,167,800      60,000,000         X             4, 11, 14      60,000,000
                                            751,504      20,800,000         X             4, 5, 14       20,800,000
                                            231,232       6,400,000         X             4, 10, 14       6,400,000
                                            231,232       6,400,000         X             4, 3, 14,
                                                                                            16, 17, 18    6,400,000
                                             28,904         800,000         X             4, 12, 14         800,000
                                             57,808       1,600,000         X             4, 7, 14        1,600,000
Great Lakes
   Chemical Corp.     Com    390568 10 3    260,316       7,000,000         X             4, 8, 9,
                                                                                            11, 14, 15    7,000,000
Hertz Corp.           Com    428040 10 9     65,089       1,907,100         X             4, 11, 14       1,907,100

Johns Manville
   Corporation        Com    478129 10 9     61,942       4,786,900         X             4, 11, 14       4,786,900
                                         ----------
                                         25,858,757
                                         ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2000


                                                                         Column 6
                                                                        Investment
                                                                        Discretion                               Column 8
                                            Column 4     Column 5   --------------------                     Voting Authority
                    Column 2   Column 3      Market     Shares or          (b)     (c)     Column 7     ---------------------------
Column 1            Title of     CUSIP       Value       Principal  (a)  Shared- Shared-    Other          (a)       (b)     (c)
Name of Issuer        Class     Number   (In Thousands)  Amount $   Sole Defined  Other    Managers        Sole     Shared   None
--------------      -------- ----------- -------------- ----------- ---- ------- -------  ------------  ----------- ------ --------
Jones Apparel
   Group Inc.         Com    480074 10 3    506,961      15,750,000         X             4, 8, 9,
                                                                                            11, 14, 15   15,750,000
La-Z-Boy              Com    505336 10 7        852          54,100         X             4, 11, 14          54,100
Liz Claiborne
   Inc.               Com    539320 10 1    203,758       4,894,500         X             4, 11, 14       4,894,500
M & T Bank
   Corporation        Com    55261F 10 4    407,800       5,997,060         X             4, 11, 14       5,997,060
                                             37,128         546,000         X             4, 8, 9,
                                                                                            11, 14, 15      546,000
                                             11,268         165,700         X             4, 10, 14         165,700
Moody's               Com    615369 10 5    414,644      16,140,300         X             4, 11, 14      16,140,300
                                            201,916       7,859,700         X             4, 8, 9,
                                                                                            11, 14, 15    7,859,700
Mueller
   Industries         Com    624756 10 2     86,250       3,217,100         X             4, 11, 14       3,217,100
Sealed Air
   Corporation        Com    81211K 10 0    131,299       4,304,900         X             4, 11, 14       4,304,900
                    PFD CVA  81211K 20 9     17,934         556,100         X             4, 11, 14         556,100
Shaw
   Communications
   Inc.               ClB    82028K 20 0    329,894      14,343,200         X             4, 8, 9,
                                                                                            11, 14, 15   14,343,200
                                             23,000       1,000,000         X             4, 8, 11,
                                                                                            14, 15        1,000,000
Shaw Industries       Com    820286 10 2     41,558       2,194,200         X             4, 11, 14       2,194,200
Sun Trusts Banks
   Inc.               Com    867914 10 3    364,228       5,781,400         X             4, 11, 14       5,781,400
                                             54,180         860,000         X             4, 5, 14          860,000
Superior Industries
   Int'l              Com    868168 10 F      5,662         179,400         X             4, 8, 9,
                                                                                            11, 14          179,400
Torchmark Corp.       Com    891027 10 4      8,181         212,834         X             4, 1, 11,
                                                                                            14              212,834
                                             17,287         449,728         X             4, 5, 14          449,728
                                             29,645         771,200         X             4, 11, 14         771,200
                                             24,590         639,700         X             4, 10, 14         639,700
USG Corporation       Com    903293 40 5    146,250       6,500,000         X             4, 11, 14       6,500,000
Washington Post Co.   ClB    939640 10 8    551,678         894,304         X             4, 11, 14                         894,304
                                             91,490         148,311         X             4, 1, 2,
                                                                                            6, 11, 14                       148,311
                                            399,840         648,165         X             4, 10, 14                         648,165
                                             22,815          36,985         X             4, 12, 14                          36,985
Wesco Finl Corp.      Com    950817 10 6  1,606,845       5,703,087         X             4, 3, 14        5,703,087
Zenith National
   Ins. Corp.         Com    989390 10 9     23,993         816,655         X             4, 11, 14         816,655
                                        -----------
                                          5,760,946
                                        -----------
            GRAND TOTAL                 $31,619,703
                                        ===========

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Life Insurance Co. of Nebraska
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28-5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28-4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             BHG Life Insurance Company
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28-5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28-4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Chip Stamps
Address:          301 E. Colorado Blvd.
                  Pasadena, CA 91101

Form 13F File Number:                  28-719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28-4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Warren E. Buffett
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number:                  28- 554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Warren E. Buffett
Title:
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Warren E. Buffett        Omaha, NE                 February 13, 2001
---------------------        -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[      ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  X   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                            ---------------
Form 13F Information Table Entry Total:                               0
                                                            ---------------
Form 13F Information Table Value Total:                   $           0
                                                            ---------------
                                                               (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Columbia Insurance Company
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28- 1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cornhusker Casualty Company
Address:          9290 West Dodge Rd.
                  Omaha, NE 68114

Form 13F File Number:                  28- 2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cypress Insurance Company
Address:          1825 S. Grant St.
                  San Mateo, Ca 94402

Form 13F File Number:                  28- 6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GEICO Corporation
Address:          One GEICO Plaza
                  Washington, DC 20076

Form 13F File Number:                  28- 852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Charles R. Davies
Title:              Vice President
Phone:              301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies        Washington, DC            February 13, 2001
---------------------        --------------            -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Government Employees Insurance Company
Address:          One GEICO Plaza
                  Washington, DC 20076-0001

Form 13F File Number:                  28- 101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Charles R. Davies
Title:              Vice President
Phone:              301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies        Washington, DC            February 13, 2001
---------------------        --------------            -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             National Fire & Marine Insurance Company
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28- 1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Treasurer
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             National Indemnity Company
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28- 718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Treasurer
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             National Liability & Fire Insurance Company
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28- 5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Treasurer
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Nebraska Furniture Mart, Inc.
Address:          700 South 72nd Street
                  Omaha, NE 68114

Form 13F File Number:                  28- 6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             OBH Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number:                  28- 717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Vice President
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Investment Managers, Inc.
Address:          One GEICO Plaza
                  Washington, DC 20076-0001

Form 13F File Number:                  28- 2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Thomas M. Wells
Title:              Treasurer
Phone:              301-986-3443

Signature, Place, and Date of Signing:

(s) Thomas M. Wells          Washington, DC            February 13, 2001
-------------------          --------------            -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesco Financial Corporation
Address:          301 E. Colorado Blvd.
                  Pasadena, CA 91101

Form 13F File Number:                  28- 1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Jeffrey L. Jacobson
Title:              Vice President
Phone:              626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson      Pasadena, CA              February 13, 2001
-----------------------      -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesco Financial Insurance Company
Address:          3024 Harney St.
                  Omaha, NE 68131

Form 13F File Number:                  28- 3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Assistant Secretary
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesco Holdings Midwest, Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number:                  28- 3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Marc D. Hamburg
Title:              Treasurer
Phone:              402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 February 13, 2001
-------------------          -------------             -----------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[      ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28- 4545                       Berkshire Hathaway Inc.